Vessels Under Construction (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 22,346,070	$ 5,216,913
Vessels Under Construction
Property, Plant and Equipment [Line Items]
Beginning balance	60,197,486	20,110,888
Other payments including site team costs and initial stores	820,070	1,962,598
Ending balance	82,543,556	60,197,486
Vessels Under Construction | Shipyard
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 21,526,000	$ 38,124,000